POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 5, 2009 TO THE PROSPECTUS
DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the name of the PowerShares High Yield Corporate Bond Portfolio's Underlying Index has been changed to Wells Fargo® High Yield Bond Index. All references to "Wachovia High Yield Bond Index" are hereby deleted and replaced with "Wells Fargo® High Yield Bond Index". Additionally, all references to "Wachovia Capital Markets, LLC" and to "Wachovia Corporation" are hereby removed and replaced with "Wells Fargo Securities, LLC" and "Wells Fargo & Company", respectively.

Please Retain This Supplement For Future Reference.

P-PS-STK-1 8/5/09

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 5, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
PowerShares Autonomic Balanced NFA Global Asset Portfolio
PowerShares Autonomic Growth NFA Global Asset Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares High Yield Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares Preferred Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective immediately, the name of the PowerShares High Yield Corporate Bond Portfolio's Underlying Index has been changed to Wells Fargo® High Yield Bond Index. All references to "Wachovia High Yield Bond Index" are hereby deleted and replaced with "Wells Fargo® High Yield Bond Index". Additionally, all references to "Wachovia Capital Markets, LLC" and to "Wachovia Corporation" are hereby removed and replaced with "Wells Fargo Securities, LLC" and "Wells Fargo & Company", respectively.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-STK-1 8/5/09